Other current assets (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other current assets
Other financial assets	SFr 16,744	SFr 3,165
Trade and other receivables	255,656	416,875
Contract asset (Indivior PLC)	246,626	181,441
Prepayments	1,003,491	270,394
Total other current assets	1,522,517	871,875
Increase in other current assets	700,000
Contract asset and trade and other receivables	500,000	600,000
Increase (decrease) in contract assets and trade and other receivables	(100,000)
Accumulated impairment | Contract assets and trade and other receivables
Other current assets
Expected loss allowance	SFr 0	SFr 0